Long-term Notes and Loans Payable - Additional Information (Detail) - USD ($) $ in Thousands							12 Months Ended
	Dec. 11, 2020	Sep. 29, 2020	Jun. 30, 2020	Feb. 02, 2020	Jan. 08, 2020	Oct. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred	$ 200,000
Loans received							$ 180,863
Borrowings interest rate							10.00%
Gain (loss) on extinguishment of debt							$ 5,409
Deferred financing fees							7,605	$ 3,196
Interest expense, net							39,493	$ 7,875
Amortization of debt issuance costs							3,600
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense, net							$ 16,000
Tranche A lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity							July 2021
Borrowings interest rate							12.70%
Interest rate effective percentage							17.00%
Borrowing costs capitalised							$ 5,500
Tranche B lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity							January 2022
Borrowings interest rate							13.20%
Interest rate effective percentage							16.10%
Borrowing costs capitalised							$ 400
Non Extending lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11,700
Borrowings maturity							July 2021
Borrowings interest rate							12.70%
Interest rate effective percentage							18.10%
Borrowing costs capitalised							$ 100
Extending lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	97,300
Borrowings maturity							January 2023
Borrowings interest rate							12.00%
Interest rate effective percentage							17.60%
Borrowing costs capitalised							$ 11,800
Increasing lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	91,000
OCN Term Loan Lender [Member]
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt	4,300
Repayments of current borrowings	5,400
Term Loan lenders [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings	1,000
Extending and Increasing lenders [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings							8,600
Deferred financing fees							11,900
OCN Loan [Member]
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt		$ 40	$ 1,100
Interest expense, net							4,500
Amortization of debt issuance costs							$ 2,500
Borrowings terms extension fees		$ 100	$ 600
OCN Loan [Member] | Origin House [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 22,000
Borrowings maturity					June 2020
Borrowings interest rate					10.00%
Interest rate effective percentage					23.80%
Other Loan [Member] | HHH [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 600
Borrowings maturity						June 2021
Repayments of current borrowings						$ 600
Loan commitments [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 200,000
Loans received				$ 100,000
Loan commitments [member] | Tranche A lenders [Member]
Disclosure of detailed information about borrowings [line items]
Loans received				92,400
Loan commitments [member] | Tranche B lenders [Member]
Disclosure of detailed information about borrowings [line items]
Loans received				7,600
Bottom of range [member] | Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				100,000
Bottom of range [member] | OCN Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		18.8	June 30, 2020
Top of range [member] | Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred				$ 200,000
Top of range [member] | OCN Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			June 30, 2021
Borrowings interest rate			27.10%